Share-based Payments - Summary of Outstanding Equity Incentive Options, Strike Prices and Expiry Dates (Details)	12 Months Ended
Dec. 31, 2024 Option $ / shares
Equity Incentive Options Granted, Dec 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	Dec 2024
Number of outstanding options granted | Option	1,230,000
Strike Price	$ 29.09
Average option fair value at grant date	$ 13.92
Expiry Date	2034
Equity Incentive Options Granted, Apr 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	Apr 2025
Number of outstanding options granted | Option	160,000
Strike Price	$ 26.74
Average option fair value at grant date	$ 16.34
Expiry Date	2035
Equity Incentive Options Granted, Dec 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	Dec 2025
Number of outstanding options granted | Option	2,700,000
Strike Price	$ 34.79
Average option fair value at grant date	$ 17.01
Expiry Date	2035